Related party transactions - Transactions with key management personnel (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Related party transactions
Share options granted (in shares) | shares	0	0
Minimum
Related party transactions
Number of months base salary considered for severance payments	12 months
Maximum
Related party transactions
Number of months base salary considered for severance payments	18 months
TELUS Corporation (parent) | Phantom restricted share units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares		0	24,757
Grant-date-fair-value of awarded units (in dollars per share) | $ / shares		$ 0	$ 27.58
Senior Leadership Team
Related party transactions
Short-term benefits	$ 5	$ 7	$ 5
Post-employment pension and other benefits	2	1	1
Share-based compensation	$ 11	$ 11	$ 43
Share options granted (in shares) | shares			579,949
Weighted average fair value at measurement date, share options granted			$ 3
Senior Leadership Team | Restricted Stock Units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	458,854	301,190	863,755
Weighted average fair value at measurement date, other equity instruments granted	$ 9	$ 8	$ 22
Senior Leadership Team | Phantom Performance Share Units
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	322,984	229,627	192,064
Weighted average fair value at measurement date, other equity instruments granted	$ 7	$ 6	$ 6
Senior Leadership Team | TELUS Corporation (parent) | Telus Phantom Restricted Share
Related party transactions
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares			24,757
Weighted average fair value at measurement date, other equity instruments granted			$ 1